Pension and Other Postretirement Benefits (Sensitivity) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Postretirement health care plans, effect of one-percentage point change in Assumed Health Care Cost Trend Rates
Effect of one percentage point increase on total service and interest cost components	$ 0
Effect of one percentage point decrease on total service and interest cost components	0
Effect of one percentage point increase on the accumulated postretirement benefit obligation	12
Effect of one percentage point decrease on the accumulated postretirement benefit obligation	$ (11)